Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of acquired intangible assets	$ 541	$ 541		$ 2,192	$ 3,394
Impairment of acquired intangibles	$ 0	$ 0	$ 129,400	$ 0	$ 129,400